Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Defined Benefit Plans And Postretirement Benefit Plans

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Service cost (cost of benefits earned during the year)	$7	$23	$39	$1	$2	$8
Interest cost on benefit obligations	51	61	75	14	17	24
Expected return on plan assets	(68)	(68)	(58)	—	—	—
Amortization of:
Actuarial losses	31	47	56	8	4	2
Prior service cost (benefit)	—	—	1	(20)	(20)	(4)

	21	63	113	3	3	30
Settlement losses (Note 2)	56	56	111	—	—	—
Special termination benefits and curtailment losses (gains) (Note 2)	8	3	28	(1)	(3)	(9)

	$85	$122	$252	$2	$—	$21

Schedule Of Weighted-Average Assumptions To Determine Defined Benefit Plans And Postretirement Benefit Plans Expense

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	4.80%	5.20%	6.00%	4.25%	4.90%	5.95%
Long-term expected rate of return on plan assets	8.25%	8.25%	8.25%
Rate of compensation increase	3.00%	3.00%	4.00%

Components Of Other Comprehensive Income (Loss)

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Reclassifications to earnings of:
Actuarial loss amortization	$31	$47	$56	$8	$4	$2
Prior service cost (benefit) amortization	—	—	1	(20)	(20)	(4)
Settlement and curtailment losses (gains)	57	57	118	(3)	(3)	(13)
Retirement benefit plans funded status adjustment:
Actuarial gains (losses)	(121)	28	58	29	(25)	(37)
Prior service benefit (cost)	—	—	—	—	31	60

	$(33)	$132	$233	$14	$(13)	$8

Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets

	Defined Benefit Plans				Postretirement Benefit Plans
	2011		2010
	Funded Plans	Unfunded Plans	Funded Plans	Unfunded Plans	2011	2010
Benefit obligations at beginning of year*	$1,069	$89	$1,123	$100	$386	$405
Service cost	7	—	23	—	1	2
Interest cost	47	4	56	5	14	17
Actuarial (gains) losses	109	10	53	7	(28)	27
Plan amendments	—	—	—	—	—	(31)
Benefits paid	(212)	(20)	(168)	(25)	(51)	(48)
Divestments	—	—	(11)	—	—	—
Premiums paid by participants	—	—	—	—	19	16
Special termination benefits and curtailment (gains) losses	(1)	—	(7)	2	—	(2)

Benefit obligations at end of year*	$1,019	$83	$1,069	$89	$341	$386

Fair value of plan assets at beginning of year	$1,008		$804
Actual income on plan assets	57		149
Employer contributions	—		234
Benefits paid from plan assets	(212)		(168)
Divestments	—		(11)

Fair value of plan assets at end of year	$853		$1,008

Underfunded accumulated obligation	$(166)	$(83)	$(35)	$(89)
Provision for future salary increases	—	—	(26)	—

Funded status at end of year**	$(166)	$(83)	$(61)	$(89)	$(341)	$(386)

*	Represents the projected benefit obligations for defined benefit plans and the accumulated postretirement benefit obligations (“APBO”) for postretirement benefit plans. The accumulated benefit obligations for funded and unfunded defined benefit plans amounted to $1,019 and $83 million, respectively, at December 31, 2011 and $1,043 and $89 million, respectively, at December 31, 2010.
**	Represents retirement benefit liabilities (including current portion) in the consolidated balance sheets. The current portion of retirement liabilities, which totaled $48 and $55 million at December 31, 2011 and 2010, respectively, is classified in accrued liabilities in the consolidated balance sheets.

Schedule Of Cumulative Amounts Not Yet Recognized In Net Income (Loss)

	Defined Benefit Plans				Postretirement Benefit Plans
	2011		2010
	Funded Plans	Unfunded Plans	Funded Plans	Unfunded Plans	2011	2010
Cumulative amounts not yet recognized in net income (loss):
Prior service cost (benefit)	$—	$(1)	$1	$(1)	$(33)	$(56)
Actuarial losses	389	34	356	33	63	100

Accumulated other comprehensive loss (before related tax benefits)	$389	$33	$357	$32	$30	$44

Schedule Of Defined Benefit Plans Assets Measured At Fair Value, By Input Level

	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Equity securities:
Sunoco, Inc. common stock	$—	$66	$—	$—	$—	$—	$—	$66
Domestic	—	80	—	—	—	—	—	80
International	—	5	—	—	—	—	—	5
Fixed income securities:
Government and federal-sponsored agency obligations	—	68	61	—	—	—	61	68
Corporate and other debt instruments	—	—	268	252	—	—	268	252
Mutual and collective trust funds:
Equity securities:
Domestic	—	40	193	150	—	—	193	190
International	—	48	133	133	—	—	133	181
Fixed income securities:
Government and federal-sponsored agency obligations	—	—	—	—	—	—	—	—
Corporate and other debt instruments	—	—	75	60	—	—	75	60
Private equity investments	—	—	—	—	85	77	85	77
Cash and cash equivalents*	38	29	—	—	—	—	38	29

	$38	$336	$730	$595	$85	$77	$853	$1,008

*Substantially	all of these funds are held in connection with fixed income investment strategies.

Schedule Of Change In Fair Value For Plan Assets Measured Using Significant Unobservable Inputs (Level 3)

	2011	2010
Balance at beginning of year	$77	$56
Actual gain on plan assets:
Assets held at end of year	8	13
Assets sold during the year	—	—
Investments	11	19
Return of capital	(11)	(11)

Balance at end of year	$85	$77

Schedule Of Target Allocation Of Plan Assets

	2012 Target	December 31,
		2011	2010
Asset category:
Equity securities	50	38	52
Fixed income securities*	45	52	41
Private equity investments	5	10	7

Total	100	100	100

*Includes	cash and cash equivalents which are held to manage duration in connection with fixed income investment strategies. At
December	31, 2011, also includes cash held in anticipation of a transfer to SunCoke Energy’s pension trust.

Schedule Of Benefit Payments Expected Future Service

	Defined Benefit Plans		Postretirement Benefit Plans*
	Funded Plans	Unfunded Plans
Year ending December 31:
2012**	$300	$11	$32
2013	$100	$11	$31
2014	$96	$11	$30
2015	$90	$10	$29
2016	$80	$9	$27
2017 through 2021	$296	$31	$104

*	Net of premiums paid by participants.
**Includes	expected defined benefit payments in connection with the Company’s exit from refining.

Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations For The Plan

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
Discount rate	4.15%	4.95%	3.70%	4.40%
Rate of compensation increase	3.00%	3.00%